ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are as follows:

	December 31,
	2016	2015

Accrued payroll and related costs	$14,328	$12,363
Accrued vacation	3,415	4,522
Accrual for minimum wage increase	3,581	3,284
Cash overdraft	1,109	1,300
Labor union contribution	1,564	920
Other	2,505	2,676
Total accrued expenses and other current liabilities	$26,502	$25,065